LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.49%
Aerospace & Defense–0.86%
Moog Class A	30,462	$ 2,322,118
National Presto Industries	24,612	2,020,153
		4,342,271
Air Freight & Logistics–0.71%
†Atlas Air Worldwide Holdings	43,908	3,586,405
		3,586,405
Airlines–0.29%
†Mesa Air Group	192,916	1,477,737
		1,477,737
Auto Components–0.98%
BorgWarner	55,832	2,412,501
Standard Motor Products	57,152	2,498,114
		4,910,615
Banks–5.76%
Associated Banc-Corp	115,741	2,479,172
Financial Institutions	85,478	2,619,901
First Busey	99,032	2,439,158
First Financial Bancorp	104,451	2,445,198
First Horizon National	149,474	2,434,932
FNB	196,452	2,282,772
Heritage Commerce	213,273	2,480,365
Hope Bancorp	162,801	2,350,846
Independent Bank	108,783	2,336,659
Midland States Bancorp	91,542	2,263,834
People's United Financial	139,474	2,436,611
WesBanco	70,063	2,387,747
		28,957,195
Biotechnology–5.54%
†Akebia Therapeutics	794,856	2,289,185
†Anika Therapeutics	70,996	3,021,590
†Avrobio	216,287	1,206,881
†Bluebird Bio	85,724	1,638,186
†Catalyst Pharmaceuticals	563,848	2,988,394
†Gossamer Bio	277,742	3,491,217
†Immunic	170,384	1,507,898
†OPKO Health	550,618	2,009,756
†United Therapeutics	14,678	2,709,265
†Vanda Pharmaceuticals	156,147	2,676,360
†Viking Therapeutics	422,400	2,652,672
XBiotech	128,501	1,664,088
		27,855,492
Building Products–0.96%
Apogee Enterprises	64,939	2,452,097
Griffon	96,926	2,384,379
		4,836,476
Capital Markets–1.60%
Invesco	104,537	2,520,387
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group	74,391	$ 2,762,138
Oppenheimer Holdings Class A	61,129	2,768,532
		8,051,057
Chemicals–1.41%
FutureFuel	178,376	1,271,821
Kronos Worldwide	166,718	2,068,970
Tronox Holdings Class A	151,574	3,736,299
		7,077,090
Commercial Services & Supplies–4.09%
ABM Industries	48,203	2,169,617
ACCO Brands	305,411	2,623,480
†CoreCivic	285,090	2,537,301
Deluxe	63,858	2,291,864
Ennis	119,139	2,245,770
Herman Miller	60,337	2,272,291
HNI	62,911	2,310,092
Kimball International Class B	180,988	2,027,066
Steelcase Class A	164,351	2,083,971
		20,561,452
Communications Equipment–0.92%
Juniper Networks	98,764	2,717,985
†NETGEAR	59,648	1,903,368
		4,621,353
Consumer Finance–0.72%
Navient	182,971	3,610,018
		3,610,018
Containers & Packaging–0.57%
Greif Class A	44,422	2,869,661
		2,869,661
Diversified Consumer Services–1.78%
†Adtalem Global Education	63,000	2,382,030
Graham Holdings Class B	4,243	2,499,806
†Perdoceo Education	204,463	2,159,129
Strategic Education	27,100	1,910,550
		8,951,515
Diversified Telecommunication Services–0.70%
†Consolidated Communications Holdings	381,765	3,508,420
		3,508,420
Electric Utilities–0.94%
OGE Energy	75,819	2,498,994
Pinnacle West Capital	30,562	2,211,467
		4,710,461
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.95%
nVent Electric	88,848	$ 2,872,456
Powell Industries	77,436	1,902,602
		4,775,058
Electronic Equipment, Instruments & Components–6.13%
†Arrow Electronics	23,382	2,625,565
Avnet	62,743	2,319,609
Benchmark Electronics	83,759	2,237,203
†ePlus	24,580	2,522,154
†Insight Enterprises	26,104	2,351,448
†Kimball Electronics	97,504	2,512,678
Methode Electronics	60,360	2,538,138
PC Connection	53,881	2,372,380
†Plexus	27,400	2,449,834
†Sanmina	60,620	2,336,295
SYNNEX	22,183	2,309,250
†TTM Technologies	171,515	2,155,944
Vishay Intertechnology	103,605	2,081,424
		30,811,922
Energy Equipment & Services–0.94%
†Helix Energy Solutions Group	490,697	1,903,904
†Transocean	739,606	2,803,107
		4,707,011
Equity Real Estate Investment Trusts–7.89%
American Finance Trust	251,163	2,019,351
†Apartment Investment and Management Class A	428,817	2,937,396
Brandywine Realty Trust	190,245	2,553,088
†Equity Commonwealth	85,300	2,216,094
†GEO Group	318,918	2,382,318
Industrial Logistics Properties Trust	106,878	2,715,770
Office Properties Income Trust	88,331	2,237,424
One Liberty Properties	112,415	3,427,533
Piedmont Office Realty Trust Class A	141,703	2,469,883
Preferred Apartment Communities	254,102	3,107,668
Retail Value	140,204	3,691,571
Sabra Health Care REIT	135,757	1,998,343
SL Green Realty	34,400	2,436,896
VEREIT	63,401	2,867,627
Whitestone REIT	264,228	2,584,150
		39,645,112
Food & Staples Retailing–1.52%
Ingles Markets Class A	38,771	2,560,049
SpartanNash	125,621	2,751,100
Weis Markets	44,000	2,312,200
		7,623,349
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.94%
B&G Foods	76,856	$ 2,297,226
Ingredion	27,100	2,412,171
		4,709,397
Health Care Equipment & Supplies–3.84%
†AngioDynamics	117,293	3,042,580
†Avanos Medical	55,300	1,725,360
†Envista Holdings	61,379	2,566,256
†ICU Medical	11,700	2,730,546
†Integer Holdings	28,035	2,504,647
†Invacare	311,428	1,482,397
†Lantheus Holdings	120,808	3,102,350
†Orthofix Medical	56,136	2,139,904
		19,294,040
Health Care Providers & Services–5.11%
†Acadia Healthcare	43,930	2,801,856
†Brookdale Senior Living	429,868	2,708,168
†Covetrus	80,874	1,467,054
†Henry Schein	36,879	2,808,705
†Magellan Health	25,755	2,435,135
†MEDNAX	90,679	2,578,004
National HealthCare	32,730	2,290,445
Premier Class A	72,200	2,798,472
†Triple-S Management	92,457	3,270,204
Universal Health Services Class B	18,169	2,514,045
		25,672,088
Health Care Technology–1.17%
†Computer Programs and Systems	79,583	2,822,013
†HealthStream	107,009	3,058,317
		5,880,330
Household Durables–5.25%
†Beazer Homes	126,040	2,174,190
Century Communities	42,815	2,630,982
†Green Brick Partners	115,197	2,363,842
KB Home	55,877	2,174,733
†M/I Homes	45,616	2,636,605
MDC Holdings	44,100	2,060,352
†Meritage Homes	27,941	2,710,277
†Taylor Morrison Home	83,682	2,157,322
Toll Brothers	45,023	2,489,322
†TRI Pointe Group	125,759	2,643,454
Whirlpool	11,472	2,338,682
		26,379,761
Independent Power and Renewable Electricity Producers–0.49%
Vistra	144,200	2,465,820
		2,465,820

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–4.86%
American Equity Investment Life Holding	85,034	$ 2,514,455
American National Group	22,494	4,252,041
Assured Guaranty	57,744	2,702,997
CNO Financial Group	101,823	2,396,913
Employers Holdings	59,096	2,333,701
First American Financial	44,987	3,016,378
Horace Mann Educators	57,036	2,269,463
Old Republic International	112,525	2,602,703
Unum Group	93,095	2,332,961
		24,421,612
Internet & Direct Marketing Retail–0.43%
Qurate Retail	210,081	2,140,725
		2,140,725
IT Services–0.90%
Alliance Data Systems	22,726	2,292,826
Cass Information Systems	53,525	2,240,021
		4,532,847
Life Sciences Tools & Services–0.56%
†Syneos Health	31,903	2,790,874
		2,790,874
Machinery–1.33%
Luxfer Holdings	122,210	2,398,982
Miller Industries	55,092	1,875,332
Trinity Industries	89,150	2,422,206
		6,696,520
Media–1.70%
†DISH Network Class A	68,014	2,955,889
Gray Television	133,439	3,045,078
TEGNA	128,982	2,543,525
		8,544,492
Metals & Mining–1.62%
Commercial Metals	86,572	2,636,983
Reliance Steel & Aluminum	16,935	2,411,883
Steel Dynamics	52,697	3,081,720
		8,130,586
Mortgage Real Estate Investment Trusts (REITs)–1.99%
Broadmark Realty Capital	235,552	2,322,543
Dynex Capital	131,934	2,279,819
Ready Capital	185,377	2,674,990
TPG RE Finance Trust	219,186	2,713,523
		9,990,875
Multiline Retail–0.33%
Big Lots	38,036	1,649,241
		1,649,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.57%
Berry	440,912	$ 3,178,976
Bonanza Creek Energy	71,258	3,413,258
Dorian	189,448	2,351,050
Equitrans Midstream	301,637	3,058,599
International Seaways	126,827	2,310,788
Murphy Oil	144,400	3,605,668
		17,918,339
Paper & Forest Products–1.51%
Glatfelter	145,818	2,056,034
Schweitzer-Mauduit International	53,702	1,861,311
Verso Class A	175,524	3,642,123
		7,559,468
Pharmaceuticals–3.86%
†Amphastar Pharmaceuticals	137,333	2,610,700
†ANI Pharmaceuticals	78,070	2,562,257
†Innoviva	208,003	3,475,730
†Jazz Pharmaceuticals	14,708	1,915,129
Perrigo	57,289	2,711,488
†Prestige Consumer Healthcare	54,678	3,067,983
†Supernus Pharmaceuticals	96,456	2,572,482
†VYNE Therapeutics	350,307	486,927
		19,402,696
Professional Services–1.72%
CRA International	36,108	3,586,968
ManTech International Class A	28,378	2,154,458
Resources Connection	183,955	2,902,810
		8,644,236
Road & Rail–0.55%
Knight-Swift Transportation Holdings	54,240	2,774,376
		2,774,376
Semiconductors & Semiconductor Equipment–1.69%
Amkor Technology	112,300	2,801,885
†First Solar	30,100	2,873,346
†Photronics	206,058	2,808,571
		8,483,802
Software–1.34%
Ebix	84,024	2,262,766
InterDigital	39,514	2,679,840
†VirnetX Holding	451,150	1,768,508
		6,711,114
Specialty Retail–2.77%
Aaron's	99,421	2,738,054
Foot Locker	45,322	2,069,403

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Group 1 Automotive	16,700	$ 3,137,596
†ODP	69,349	2,785,056
Penske Automotive Group	31,673	3,186,304
		13,916,413
Technology Hardware, Storage & Peripherals–0.89%
†Super Micro Computer	64,904	2,373,539
Xerox Holdings	102,710	2,071,661
		4,445,200
Thrifts & Mortgage Finance–1.05%
New York Community Bancorp	204,900	2,637,063
Provident Financial Services	112,729	2,645,750
		5,282,813
Tobacco–0.41%
Universal	43,034	2,079,833
		2,079,833
Trading Companies & Distributors–2.45%
Air Lease	51,795	2,037,615
CAI International	56,451	3,156,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
GATX	27,229	$ 2,438,629
Rush Enterprises Class A	51,877	2,342,765
Triton International	44,879	2,335,503
		12,310,688
Wireless Telecommunication Services–0.90%
Telephone & Data Systems	113,342	2,210,169
†United States Cellular	72,113	2,299,684
		4,509,853
Total Common Stock (Cost $442,197,690)		494,827,709

MONEY MARKET FUND–1.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	6,263,369	6,263,369
Total Money Market Fund (Cost $6,263,369)		6,263,369

TOTAL INVESTMENTS–99.74% (Cost $448,461,059)	501,091,078
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,326,291
NET ASSETS APPLICABLE TO 30,142,702 SHARES OUTSTANDING–100.00%	$502,417,369

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
62	E-mini Russell 2000 Index	$6,822,480	$6,959,444	12/17/21	$—	$(136,964)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$494,827,709	$—	$—	$494,827,709
Money Market Fund	6,263,369	—	—	6,263,369
Total Investments	$501,091,078	$—	$—	$501,091,078
Derivatives:

Liabilities:
Futures Contract	$(136,964)	$—	$—	$(136,964)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–5